Subsequent Events - Additional Information (Details)							1 Months Ended	12 Months Ended
	Mar. 04, 2024 USD ($) $ / shares shares	Mar. 01, 2024 USD ($) shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2024 shares	Feb. 26, 2024 shares	Sep. 28, 2021 shares	Feb. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Feb. 23, 2024 USD ($) shares	Feb. 22, 2024 USD ($) shares	Feb. 21, 2024 USD ($) shares	Feb. 20, 2024 USD ($) shares	Feb. 15, 2024 USD ($)	Feb. 07, 2024 USD ($)	Feb. 01, 2024 USD ($) $ / shares	Sep. 26, 2022 USD ($)
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company | $										$ 500,000
Stock issued during the period value new issues | $								$ 402,000
Share based compensation arrangement by share award non vested options forfeited in period shares								293,615	22,396
Class of warrants or rights number of securities covered by warrants or rights								1,231,574
Subscription Agreement With William Blair And Co LLC [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issued and convertible into shares of the company upon consummation of business combination							740,000
Non Redemption Agreement Two Thousand And Twenty Three Mizhuo Securities USA LLC [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination			100,000				100,000
Common stock shares subscribed but unissued value | $			$ 250,000				$ 250,000
Additional Subscription Agreement With Donnelly Financial Solutions [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination			200,000				200,000
Common stock shares subscribed but unissued value | $			$ 500,000				$ 500,000
Additional Subscription Agreement With IB Capital LLC [Member] | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination			240,000				240,000
Common stock shares subscribed but unissued value | $			$ 600,000				$ 600,000
Cable Car Note Purchase Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt instrument term							13 months
Common stock shares issued and convertible into shares of the company upon consummation of business combination							180,000
Principal amount | $																$ 1,500,000
Debt instrument conversion price per share | $ / shares																$ 2
Settlement And Termination Agreement With Lion Bay Ventures [Member] | Subsequent Event
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period							17,000
Share based compensation by share based award options expirations in period weighted average exercise period | $ / shares							$ 8.5
Stock issued during the period shares new issues							10,000
Subscription And Business Combination Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Stock issued during the period shares new issues		583,596
Stock issued during the period value new issues | $		$ 500,000
Stock shares issued during the period converted into common stock of the company		200,000
Business Combination Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Class of warrants or rights exercise price of warrants or rights cancelled | $ / shares	$ 4
Share based compensation arrangement by share award non vested options forfeited in period shares	3,646,921
Yorkville Note Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage	6.00%
Debt instrument term	15 months
Debt instrument default interest rate percentage	18.00%
Proceeds from convertible debt | $	$ 9,005,000
Stock issued during the period shares conversion of convertible securities	1,000,000
US Capital Note Balance [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt instrument converted instrument shares issued	291,798
Debt instrument accrued interest component converted into equity | $	$ 3,233,388
Debt instrument principal component converted into equity | $	$ 200,000
Debt instrument converted number of shares issued for accrued interest	1,048,330
Class of warrants or rights number of securities covered by warrants or rights	60,329
Class of warrants or rights number of shares issued exercise of warrants	16,320
Non Redemption Agreement September Two Thousand And Twenty Three [Member] | Subsequent Event
Subsequent Event [Line Items]
Stock issued during the period shares new issues	427,477
Bridge Loan Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Cash payment option excercised by each lender | $	$ 240,000
Aggregate cash payment option excercised | $	$ 960,000
GIGCAPITAL5, INC [Member]
Subsequent Event [Line Items]
Common stock shares issued such that these shares represent ownership by investee in the current company				740,000
Stock issued during the period shares new issues						23,000,000
Principal amount | $																	$ 960,000
GIGCAPITAL5, INC [Member] | Subsequent Event
Subsequent Event [Line Items]
Temporary equity, shares outstanding													848,003
Percent of shares part of public offering													3.7
Proceeds from trust account | $													$ 9,356,221
GIGCAPITAL5, INC [Member] | Subsequent Event | Third Non Convertible Extension Note
Subsequent Event [Line Items]
Principal amount | $														$ 297,247
GIGCAPITAL5, INC [Member] | Subsequent Event | Third Non Convertible Extension Note | Sponsor
Subsequent Event [Line Items]
Principal amount | $														$ 35,000
GIGCAPITAL5, INC [Member] | Subsequent Event | Yorville Note [Member] | Yorkville [Member]
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage	6.00%
Common stock shares issued such that these shares represent ownership by investee in the current company	1,000,000
Debt instrument term	15 months
Proceeds from debt net of issuance costs | $	$ 9,000,000
Debt instrument default interest rate percentage	18.00%
Principal amount | $	$ 10,000,000
GIGCAPITAL5, INC [Member] | Non-Convertible Loan Working Capital Amendment | Subsequent Event
Subsequent Event [Line Items]
Principal amount | $															$ 262,247
GIGCAPITAL5, INC [Member] | Non-Convertible Loan Working Capital Amendment | Subsequent Event | Second Non-Convertible Working Capital Note
Subsequent Event [Line Items]
Principal amount | $															262,247
GIGCAPITAL5, INC [Member] | Non-Convertible Loan Working Capital Amendment | Subsequent Event | Second Non-Convertible Working Capital Note | Sponsor
Subsequent Event [Line Items]
Principal amount | $															$ 195,887
GIGCAPITAL5, INC [Member] | Gig Acquisition Five [Member] | Subsequent Event | Eleventh Amended And Restated Working Capital Note [Member]
Subsequent Event [Line Items]
Debt instrument converted instrument amount | $	$ 943,640
Debt instrument converted instrument shares issued	94,364
Debt instrument converted warrants issued	94,364
Repayment of convertible debt | $	$ 556,360
Principal amount | $	$ 1,500,000
Debt instrument conversion price per share | $ / shares	$ 10
GIGCAPITAL5, INC [Member] | QTI Holdings [Member] | Funicular Funds LP [Member] | Subsequent Event | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage			0.00%				0.00%
Common stock shares issued such that these shares represent ownership by investee in the current company			180,000
Debt instrument term			13 months
Principal amount | $			$ 1,500,000				$ 1,500,000
Debt instrument conversion price per share | $ / shares			$ 2				$ 2
Services Share Issuance Agreement [Member] | GIGCAPITAL5, INC [Member] | QTI Holdings [Member] | Subsequent Event | Mizuho Securities USA LLC [Member]
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company | $												$ 250,000
Common stock shares subscribed but not issued in the combined company												100,000
Insider Shares Grant Agreements [Member] | GIGCAPITAL5, INC [Member] | Restricted Stock [Member] | Non Employee Consultants [Member] | Subsequent Event
Subsequent Event [Line Items]
Share based compensation by share based award equity instruments other than options forefeited during the period					5,000
Subscription Agreement [Member] | GIGCAPITAL5, INC [Member] | I B Capital L L C [Member] | Subsequent Event | QTI Holdings [Member]
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company | $											$ 600,000
Common stock shares subscribed but not issued in the combined company											240,000
Subscription Agreement [Member] | GIGCAPITAL5, INC [Member] | QTI Holdings [Member] | Subsequent Event | Donnelly Financial Solutions [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued in the combined company										200,000